Loss per share	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Loss per share
11. Loss per share
Basic loss per share is calculated by dividing the loss attributable for the year to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.
As the net amount attributable for the year to ordinary equity holders of the parent was a loss in the year (2018: loss), the dilutive potential shares are anti-dilutive for the earnings per share calculation.

	December 31,
	2017			2018			201 9
	Loss £’000	Weighted shares number	Loss per share £	Loss £’000	Weighted shares number	Loss per share £	Loss £’000	Weighted shares number	Loss per share £
Basic and diluted	(38,799)	69,012,348	(0.56)	(32,029)	71,144,786	(0.45)	(34,844)	89,424,476	(0.39)
The Company operates share option schemes (see Note 26) which could potentially dilute basic earnings per share in the future.
In addition, there exist within equity nil (2018: 864,988)
shares to be issued which also have the potential to dilute basic earnings per share in the future (see Note 18).
As part of a license and option agreement with AstraZeneca (see Note 26) additional future payments of a maximum of 1,349,692 new ordinary shares would be payable on reaching certain clinical milestones.
Warrants totaling
321,444 were issued in 2019
(2018:
41,286
) that could potentially dilute basic earnings per share if converted.
The equity-settled transactions were considered to be anti-dilutive as they would have decreased the loss per share and were therefore excluded from the calculation of diluted loss per share.
For transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorization of these financial statements, see Note 30.